Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected income tax expense	$ 11,201	$ 2,857	$ 6,000
Tax on undistributed retained earnings	5,277	3,424	1,643
Tax-exempted income	(2,921)	(836)	(3,567)
Tax benefit resulting from setting aside legal reserve from prior years income	(571)	(164)	(639)
Adjustment to deferred tax assets and liabilities for enacted change in tax laws and rates	0	(1)	3,144
Realized tax losses on investments in subsidiaries due to capital reclassification to offset the accumulated deficit	(6,157)	(1,821)	0
Increase in investment tax credits	(1,210)	(3,533)	(3,870)
Expired investment tax credits	5,302	1,841	183
Increase in deferred tax asset valuation allowance	6,319	6,823	12,408
Non-deductible share-based compensation expenses	53	589	178
Provision for uncertain tax position in connection with share-based compensation expenses	0	0	133
Changes in unrecognized tax benefits related to prior year uncertain tax positions, net of its impact to tax-exempted income	658	(6,759)	(2,295)
Tax effect resulting from foreign currency matters	(3,607)	3,160	(9,086)
Foreign tax rate differential	1,415	1,350	1,320
Variance from audits of prior years' income tax filings	40	476	1,205
Others	(51)	(105)	(529)
Actual income tax expense	$ 15,748	$ 7,301	$ 6,228